UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6742

                                  MONARCH FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

                          David I. Goldstein, President
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

                       Date of fiscal year end: August 31

         Date of reporting period: September 1, 2004 - November 30, 2004

Item 1.  Schedule of Investments


 MONARCH FUNDS
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT FUND
November 30, 2004

 FACE AMOUNT    SECURITY DESCRIPTION                               RATE   MATURITY    VALUE

              U.S. GOVERNMENT SECURITIES - 13.6%

              SMALL BUSINESS ADMINISTRATION (A) - 13.6%
      $28,976 Pool #500536                                          3.75   5/25/13    $29,457
      140,674 Pool #501690                                          2.87  12/25/16    140,674
      382,103 Pool #501733                                          2.75   2/25/17    384,856
      304,404 Pool #501077                                          3.25  11/25/14    304,404
      116,037 Pool #501308                                          3.25  10/25/15    116,037
      851,956 Pool #501543                                          3.13   7/25/16    851,956
      382,071 Pool #501898                                          3.00   7/25/17    382,071
      413,798 Pool #501989                                          2.88  10/25/12    416,997
    1,873,581 Pool #502150                                          2.75   2/25/18  1,884,490
       59,635 Pool #502161                                          2.75   2/25/18     59,635
      594,283 Pool #502208                                          2.75   2/25/18    596,306
       53,224 Pool #502306                                          2.75   2/25/18     53,224
       44,129 Pool #502613                                          2.75   4/25/19     44,129
       52,466 Pool #502914                                          2.75   3/25/15     52,804
      302,868 Pool #503058                                          2.63   7/25/15    302,868
      411,981 Pool #503082                                          2.63   9/25/20    411,981
      269,132 Pool #503120                                          2.63  10/25/20    269,132
      893,174 Pool #503121                                          2.63   9/25/15    896,027
    2,615,884 Pool #503152                                          2.38  11/25/20  2,615,884
      363,612 Pool #503232                                          2.38  12/25/15    363,612
      303,332 Pool #503278                                          2.38   2/25/21    303,349
      583,125 Pool #503429                                          2.50   6/25/16    583,943
      566,537 Pool #503431                                          2.50   7/25/21    566,691
    1,340,830 Pool #503461                                          2.50   9/25/21  1,341,516
      256,475 Pool #503472                                          2.50   8/25/21    256,475
    1,166,489 Pool #503553                                          2.38  11/25/21  1,167,349
    1,873,703 Pool #503614                                          2.38   1/25/22  1,873,703
      827,087 Pool #503671                                          2.38   3/25/22    827,087
      806,944 Pool #503754                                          2.38   5/25/22    807,631
       60,635 Pool #503780                                          2.38   3/25/22     60,683
    1,137,377 Pool #503882                                          2.25   9/25/22  1,136,539
      236,489 Pool #503892                                          2.37   7/25/22    236,727
    1,689,698 Pool #503909                                          2.25  10/25/22  1,689,146
      812,991 Pool #504015                                          2.25   1/25/23    812,877
      893,971 Pool #504062                                          2.25   2/25/23    893,971
      805,181 Pool #504074                                          2.25   2/25/23    805,181
      548,496 Pool #504203                                          2.38   7/25/13    549,209
      544,898 Pool #504269                                          2.38   5/25/15    545,639
      421,041 Pool #504345                                          2.38   5/25/18    421,041
    8,714,198 Pool #504366                                          2.13   2/25/24  8,694,255
    4,877,136 Pool #504719                                          2.38   7/25/24  4,877,136
    1,288,793 Pool #504727                                          2.38   9/25/24  1,288,793
    2,304,827 Pool #504765                                          2.38  10/25/09  2,301,191
    2,120,277 Pool #504769                                          2.38  10/25/24  2,120,277
    1,022,258 Pool #505204                                          2.50   9/25/25  1,022,036
      648,409 Pool #505205                                          2.56   9/25/07    648,347
                                                                                      -------


              Total Small Business Administration                                  46,007,336
                                                                                   ----------

              Total U.S. Government Securities                                     46,007,336
                                                                                   ----------

              REPURCHASE AGREEMENTS - 84.8%
   21,768,000 Bank of America Securities, to be repurchased at
              $21,769,197; collateralized by various U.S.
              Government  Agency Obligations                       1.98   12/1/04  21,768,000
  125,000,000 Bear Stearns & Co., Inc., to be repurchased at
              $125,007,222; collateralized by various U.S.
              Government Agency Obligations                        2.08   12/1/04 125,000,000
  100,000,000 Deutsche Bank Securities, Inc.,to be repurchased at
              $100,005,667; collateralized by various U.S.
              Government Agency Obligations                        2.04   12/1/04 100,000,000
   40,660,000 Goldman Sachs & Co., to be repurchased at
              $40,662,281; collateralized by various U.S.
              Government Agency Obligations                        2.02   12/1/04  40,660,000
                                                                                   ----------

              Total Repurchase Agreements                                         287,428,000
                                                                                  -----------

   SHARES     MONEY MARKET FUND - 1.4%
    4,776,000 Dreyfus Government Cash Management Fund                               4,776,000
                                                                                    ---------


              Total Investments at Amortized Cost* - 99.8%                      $ 338,211,336
              Other Assets and Liabilities, Net - 0.2%                                665,380
                                                                                  -----------
                                                                                  -----------
              NET ASSETS - 100.0%                                               $ 338,876,716
                                                                                  ===========
                                                                                  ===========


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              (A)  Certain  securities  are deemed to have a maturity  remaining until the next  adjustment of the interest  rate, or the longer of the demand period or time to next readjustment. The interest rates shown  reflect the rate in effect on November 30, 2004.

              * Cost for federal income tax purposes is the same as for financial statement purposes.



SCHEDULE OF INVESTMENTS - DAILY ASSETS CASH FUND
November 30, 2004

FACE AMOUNT  SECURITY DESCRIPTION                                RATE   MATURITY         VALUE


             COMMERCIAL PAPER (A) - 9.2%
  20,000,000 Deutsche Bank Financial                             1.11   12/31/04    19,981,667
  15,000,000 Goldman Sachs Group, Inc.                           2.10    7/29/05    15,000,000
                                                                                    ----------

             Total Commercial Paper                                                 34,981,667
                                                                                    ----------


             CORPORATE NOTES (B) - 20.0%
  15,000,000 Bear Stearns & Co., Inc.                            2.62    7/15/05    15,053,783
  15,000,000 CIT Group, Inc.                                     2.56    2/14/05    15,007,247
  20,000,000 Countrywide Home Loan                               2.14    1/18/05    19,999,891
  10,000,000 Credit Suisse First Boston USA, Inc.                2.15    12/3/04    10,000,166
  15,590,000 Lehman Brothers Holdings                            2.19    7/22/05    15,602,966
                                                                                    ----------

             Total Corporate Notes                                                  75,664,053
                                                                                    ----------

             ASSET-BACKED SECURITY (B,C) - 3.5%
  13,114,777 Grand Central CDO Ltd.                              2.01    6/10/05    13,114,777
                                                                                    ----------

             REPURCHASE AGREEMENTS - 67.0%
  20,567,000 Bank of America Securities, to be repurchased at
             $20,568,131; collateralized by various U.S.
             Government Agency Obligations                       1.98    12/1/04    20,567,000
  70,000,000 Bear Stearns & Co., Inc., to be repurchased at
             $70,004,044; collateralized by various U.S.
             Government Agency Obligations                       2.08    12/1/04    70,000,000
  70,000,000 Deutsche Bank Securities, Inc., to be repurchased at
             $70,003,967 ; collateralized by various U.S.
             Government Agency Obligations                       2.04    12/1/04    70,000,000
  50,000,000 Goldman Sachs Group, Inc., to be repurchased at
             $50,002,806; collateralized by various U.S.
             Government Agency Obligations                       2.02    12/1/04    50,000,000
  43,480,000 Merrill Lynch, to be repurchased at
             $43,482,428; collateralized by various
             U.S. Government Agency Obligations                  2.01    12/1/04    43,480,000
                                                                                    ----------
             Total Repurchase Agreements                                           254,047,000
                                                                                   -----------

   SHARES    MONEY MARKET - 0.3%
   1,080,000 Dreyfus Cash Management (Cost $1,080,000)                               1,080,000
                                                                                     ---------


             Total Investments at Amortized Cost* - 100.0%                       $ 378,887,497
             Other Assets and Liabilities, Net - 0.0%                                (109,801)
                                                                                 -------------
                                                                                 -------------
             NET ASSETS - 100.0%                                                 $ 378,777,696
                                                                                 =============
                                                                                 =============




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             (A) Rates shown are annualized yields at time of purchase.
             (B)  Certain  securities  are deemed to have a  maturity  remaining until the next  adjustment  of the interest  rate, or the longer of the demand period or time to next readjustment.  The interest rates shown  reflect  the  rate in  effect  on  November  30,  2004.
             (C)  Securities  that may be resold to  "qualified  institutional buyers"  under  Rule  144A  of the  Securities  Act of  1933,  as amended.  At period end, these securities amounted to $13,114,777 or 3.5% of Net Assets.

             * Cost for federal income tax purposes is the same as for financial statement purposes.

SCHEDULE OF INVESTMENTS - DAILY ASSETS TREASURY FUND

November 30, 2004

FACE AMOUNT  SECURITY DESCRIPTION                                   RATE     MATURITY    VALUE

             REPURCHASE AGREEMENTS - 96.9%
  33,282,000 Bank of America Securities, to be repurchased at
             $33,283,729; collateralized by various U.S.
             Treasury Obligations                                    1.87     12/1/04  $33,282,000
  41,000,000 Citigroup, Inc., to be repurchased at
             $41,002,135; collateralized by various U.S.
             Treasury Ob1igations                                    1.88     12/1/04   41,000,000
  41,000,000 Deutsche Bank Securities, Inc., to be repurchased at
             $41,002,221; collateralized by various U.S.
             Treasury Obligations                                    1.95     12/1/04   41,000,000
  41,000,000 Goldman Sachs Group, Inc., to be repurchased at
             $41,002,164 ; collateralized by various U.S.
             Treasury Obligations                                    1.90     12/1/04   41,000,000
  41,000,000 Merrill Lynch & Co., Inc., to be repurchased at
             $41,002,164; collateralized by various U.S.
             Treasury Obligations                                    1.90     12/1/04   41,000,000
                                                                                      ----------

             Total Repurchase Agreements                                             197,282,000
                                                                                     -----------

   SHARES    MONEY MARKET - 3.1%
   6,457,000 Dreyfus Treasury Cash Management                                          6,457,000
                                                                                       ---------


             Total Investments at Amortized Cost* - 100.0%                         $ 203,739,000
             Other Assets and Liabilities, Net - 0.0%                                   (88,290)
                                                                                  --------------
             NET ASSETS - 100.0%                                                   $ 203,650,710
                                                                                  ==============




------------------------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS - DAILY ASSETS GOVERNMENT OBLIGATIONS FUND

November 30, 2004

    FACE AMOUNT                        SECURITY DESCRIPTION                        RATE         MATURITY                  VALUE

                     U.S. GOVERNMENT SECURITIES - 91.5%
                     FEDERAL HOME LOAN BANK - DISCOUNT NOTES (A) - 91.5%
          $1,850,000 FHLB                                                               1.94         12/3/04           $ 1,849,801
           1,150,000 FHLB                                                               1.99         12/8/04             1,149,556
           5,000,000 FHLB                                                               1.85        12/15/04             4,996,422
           6,400,000 FHLB                                                               1.85        12/17/04             6,394,513
           3,150,000 FHLB                                                               2.04        12/22/04             3,146,261
                                                                                                                         ---------


                     Total U.S. Government Securities                                                                   17,536,553
                                                                                                                        ----------


    SHARES        MONEY MARKET FUND - 8.5%
           1,620,000 Dreyfus Prime Treasury Cash Management Fund                                                         1,620,000
                                                                                                                         ---------

                     Total Investments at Amortized Cost* - 100.0%                                                    $ 19,156,553
                     Other Assets and Liabilities, Net - 0.0%                                                               (6,626)
                                                                                                                     --------------
                     NET ASSETS - 100.0%                                                                              $ 19,149,927
                                                                                                                     ==============




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

                    (A)Rates shown are annualized yields at time of purchase.

                     * Cost for federal  income tax  purposes is the same as for financial statement purposes.

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Forum Funds

By:      /s/ David I. Goldstein
         __________________________
         David I. Goldstein, President

Date:   January 31, 2005
        __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ David I. Goldstein
        __________________________
         David I. Goldstein, President

Date:   January 31, 2005
         __________________________


By:     /s/ Stacey E. Hong
        __________________________
         Stacey E. Hong, Treasurer

Date:   January 31, 2005
         __________________________